SCHEDULE OF FOREIGN EXCHANGE CONTRACTS (Details) - Mineracao Apollo Ltda [Member]	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 BRL (R$)
Derivative Financial Instrument	Forward foreign exchange contracts (USD/BRL)
Total Notional Amounts	$ 1,500,000	R$ 8,243,875
FX rate	5.50	5.50
Settlement Dates	31-Jul-2026 - 30-Dec-2026